Leases (Details) - Schedule of Lease Payments - USD ($)	Sep. 30, 2024	Jun. 30, 2024
Schedule of Lease Payments [Abstract]
For the year ending June 30, 2024	$ 165,248	$ 88,417
For the year ending June 30, 2025	251,566	95,854
For the year ending June 30, 2026	260,287	65,601
For the year ending June 30, 2027	270,941	50,944
For the year ending June 30, 2028	321,967	52,463
Thereafter	103,986	104,929
Total lease payments	1,373,995	458,209
Less: discount	(142,829)	(53,243)
Present value of operating lease liabilities	1,231,166	404,966
Operating lease liabilities, current portion	(180,451)	(72,531)
Operating lease liabilities, non-current portion	$ 1,050,715	$ 332,435